Management-Defined Performance Measures (MPMs)	12 Months Ended
Mar. 31, 2026
Management Defined Performance Measures [Abstract]
Management-defined Performance Measures (MPMs)

42.    Management-defined Performance Measures (MPMs)

The Company uses Earnings before interest, taxes, depreciation and amortization excluding other operating income, forex gain/loss and profit/loss on sale of property, plant and equipment (“Adjusted EBITDA”) as the management-defined performance measure in its public communications. This measure is not specified by IFRS Accounting Standards and therefore might not be comparable to apparently similar measures used by other entities.

Management believes adjusting profit/ (loss) for these items provides comprehensive information of the Company’s operating performance.

Reconciliation with Management-defined Performance Measures

	Year ended
Description	March 31, 2026	March 31, 2025	March 31, 2024
Profit / (Loss) for the year	(1,366)	(785)	169
Add:
Depreciation and Amortization expense	7,274	5,633	4,773
Net finance expense	3,949	2,294	1,816
Current tax	487	699	515
Less:
Deferred Tax	(62)	(200)	(332)
Other Income (including exchange gain/loss)	(411)	(79)	(185)
Adjusted EBITDA	9,871	7,562	6,756